Obligations to shareholders	12 Months Ended
Dec. 31, 2025
Obligations To Shareholders
Obligations to shareholders

24.	Obligations to shareholders

Reverse stock split and stock split operation

On February 24, 2025, the Company’s Board of Directors approved the reverse stock split and subsequent stock split of its common shares, in the ratio of 100:1, followed by 1:100, without affecting the share capital, the number of shares, or the Company’s ADRs.

The proposal approved on March 27, 2025, at the Annual General Meeting, considered that the transaction, when carried out: (i) would apply to all shareholders of the Company, (ii) would not result in a change in the value of the share capital of the Company or in the total number of shares, (iii) would not modify the rights conferred by the shares issued by the Company to their holders, and (iv) would not imply a change in the number of shares that make up each ADR, with the total number of outstanding ADRs remaining unchanged.

In early July 2025, the Company carried out the reverse stock split and stock split procedure, after the term of 30 days. On July 14, 2025, an auction was held for the disposal of 22,059,698 common shares corresponding to the fractions resulting from the operation, formed from the aggregation of the fractional shares. The result of the auction, totaling R$ 455,691, net of costs and fees, equivalent to R$ 20.66 per common share, has been received by the Company and made available to the holders of the fractional shares, in the appropriate proportions, as of July 23, 2025. As a result of the auction, the amount of R$ 79,233 was paid by December 31, 2025, leaving the amount of R$ 376,458 available for the former unidentified shareholders or those without complete registration data.

The unclaimed fractions of shares by shareholders within 3 years are reverted to Company’s shareholders’ equity at the time of their expiration.

Dividends and interest on shareholders' equity payable

On December 31, 2025, obligations to shareholders arising from dividends and interest on capital payable is R$ 157,831.

As set forth in the Law 6404/76 and the Bylaws of the Company, unclaimed dividends - as established in the Brazilian Corporate Law, dividends and Interest on Shareholders' Equity declared and unclaimed by shareholders within 3 years, are reverted to shareholders' equity at the time of its prescription and allocated to a supplementary reserve to expand businesses.